6. TAXES RECOVERABLE	12 Months Ended
Dec. 31, 2018
Taxes Recoverable
Note 6 - TAXES RECOVERABLE

The Company’s taxes recoverable consist of the Mexican I.V.A. (“VAT”) and income taxes recoverable and Canadian sales taxes (“GST”) recoverable.

	December 31, 2018	December 31, 2017	January 1, 2017

VAT recoverable	$3,144	$5,779	$3,376
GST recoverable	82	105	153
Income taxes recoverable	2,117	485	-
	$5,343	$6,369	$3,529